OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,717	$ 2,188
Government authorities	1,914	1,222
Advances to suppliers	454	445
Employees	36	62
Others	389	209
Total other accounts receivable and prepaid expenses	$ 4,510	$ 4,126